MGI FUNDS™

SUPPLEMENT TO
THE CLASS S SHARES PROSPECTUS
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008
AND
THE CLASS Y SHARES PROSPECTUS
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008

The date of this Supplement is December 10, 2008.

     The following change is made in the prospectuses of the Class S Shares (the “Class S Shares Prospectus”) and of the Class Y-1, Y-2, and Y-3 Shares (the “Class Y Shares Prospectus”) of MGI Funds:

The information related to Pzena Investment Management, LLC. (“Pzena”) located on page 35 (continuing onto page 36) of the Class S Shares Prospectus and the Class Y Shares Prospectus, is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MGI FUNDS™

SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
DATED JULY 31, 2008,
AS SUPPLEMENTED ON NOVEMBER 20, 2008

The date of this Supplement is December 10, 2008.

The following changes are made in the Statement of Additional Information of MGI Funds:

1.	In the section entitled “Subadvisors and Portfolio Managers,” the information relating to Pzena Investment Management, LLC (“Pzena”), located on page 35 is deleted.

2.	The proxy voting policies and procedures of Pzena on pages B-47 to B-59 of the SAI are deleted.

3.	In Appendix C, entitled “Additional Information About the Funds’ Portfolio Managers,” the description relating to Pzena on page C-5 (continuing onto page C-6) is deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE